As filed with the Securities and Exchange Commission on September 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Aerospace & Defense - 1.1%
Boeing Co.	100,000	$4,291,000
Air Freight & Logistics - 1.8%
United Parcel Service, Inc.	125,000	6,716,250
Auto Components - 1.0%
Autoliv, Inc. (b)	100,000	3,581,000
Automobiles - 1.7%
Toyota Motor Corp. - ADR	75,000	6,313,500
Beverages - 2.0%
The Coca-Cola Co.	150,000	7,476,000
Biotechnology - 2.5%
Amgen, Inc. (a)	75,000	4,673,250
Isis Pharmaceuticals, Inc. (a)	250,000	4,570,000
		9,243,250
Building Products - 1.1%
Masco Corp.	300,000	4,179,000
Capital Markets - 1.7%
The Bank of New York Mellon Corp.	100,000	2,734,000
Lazard Ltd. (b)	100,000	3,699,000
		6,433,000
Chemicals - 3.6%
EI Du Pont de Nemours & Co.	300,000	9,279,000
W.R. Grace & Co. (a)	250,000	4,157,500
		13,436,500
Commercial Banks - 2.4%
East West Bancorp, Inc.	300,000	2,652,000
Mitsubishi UFJ Financial Group, Inc. - ADR	1,000,000	6,200,000
		8,852,000
Commercial Services & Supplies - 2.0%
Steelcase, Inc.	1,000,000	7,320,000
Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	524,000	11,533,240
Corning, Inc.	500,000	8,500,000
Nokia OYJ - ADR	350,000	4,669,000
		24,702,240
Computers & Peripherals - 1.0%
EMC Corp. (a)	250,000	3,765,000
Consumer Finance - 1.1%
American Express Co.	150,000	4,249,500
Containers & Packaging - 1.4%
Sonoco Products Co.	200,000	5,296,000
Diversified Telecommunication Services - 3.1%
Alaska Communications Systems Group, Inc. (c)	701,800	5,200,338
Verizon Communications, Inc.	200,000	6,414,000
		11,614,338
Electric Utilities - 3.4%
FPL Group, Inc.	225,000	12,750,750
Electrical Equipment - 1.1%
Rockwell Automation, Inc.	100,000	4,141,000
Energy Equipment & Services - 2.1%
Schlumberger Ltd.	150,000	8,025,000
Food Products - 4.7%
Campbell Soup Co.	200,000	6,206,000
Kraft Foods, Inc.	300,000	8,502,000
Unilever NV - ADR	100,000	2,720,000
		17,428,000
Health Care Technology - 0.6%
IMS Health, Inc.	200,000	2,400,000
Household Products - 4.3%
Colgate-Palmolive Co.	100,000	7,244,000
Kimberly-Clark Corp.	150,000	8,767,500
		16,011,500
Industrial Conglomerates - 5.0%
3M Co.	100,000	7,052,000
General Electric Co.	600,000	8,040,000
Tyco International Ltd	125,000	3,777,500
		18,869,500
Insurance - 1.7%
Aflac, Inc.	75,000	2,839,500
Fidelity National Financial, Inc.	250,000	3,587,500
		6,427,000
Internet Software & Services - 2.5%
eBay, Inc. (a)	125,000	2,656,250
Google, Inc. (a)	15,000	6,645,750
		9,302,000
IT Services - 2.7%
Automatic Data Processing, Inc.	150,000	5,587,500
The Western Union Co.	250,000	4,370,000
		9,957,500
Machinery - 1.6%
Illinois Tool Works, Inc.	150,000	6,082,500
Metals & Mining - 7.2%
Alcoa, Inc.	250,000	2,940,000
BHP Billiton Ltd. - ADR	75,000	4,722,000
Cliffs Natural Resources, Inc.	250,000	6,847,500
Newmont Mining Corp.	300,000	12,405,000
		26,914,500
Multi Utilities - 0.7%
PNM Resources, Inc.	200,000	2,440,000
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	75,000	3,615,000
Chesapeake Energy Corp.	150,000	3,216,000
Murphy Oil Corp.	200,000	11,640,000
		18,471,000
Paper & Forest Products - 0.9%
Weyerhaeuser Co.	100,000	3,504,000
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	300,000	6,522,000
Johnson & Johnson	100,000	6,089,000
Pfizer, Inc.	500,000	7,965,000
		20,576,000
Restaurants - 0.7%
Yum! Brands, Inc.	75,000	2,659,500
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	500,000	6,900,000
Emcore Corp. (a)	225,000	283,500
Intel Corp.	500,000	9,625,000
		16,808,500
Software - 4.7%
Adobe Systems, Inc. (a)	175,000	5,673,500
Bio-key International, Inc. (a)(d)(e)(f)	47,090	-
Microsoft Corp.	500,000	11,760,000
		17,433,500
Specialty Retail - 1.4%
Home Depot, Inc.	200,000	5,188,000
TOTAL COMMON STOCKS (Cost $380,132,283)		352,858,328

EXCHANGE-TRADED FUND - 1.2%
SPDR Gold Trust (a)	50,000	4,667,500
TOTAL EXCHANGE-TRADED FUND (Cost $4,229,919)		4,667,500

WARRANTS - 0.0%
Emcore Corp. $15.06 exercise price, expires 2/19/13 (a)(e)	39,375	-
Raytheon Co. $37.50 exercise price, expires 06/16/11 (a)	1,581	17,549
TOTAL WARRANTS (Cost $0)		17,549

	Principal
	Amount	Value
CORPORATE BONDS - 1.4%
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp.
9.500%, 02/15/2015	$2,000,000	2,132,500
Paper & Forest Products - 0.8%
Weyerhaeuser Co.
6.750%, 03/15/2012	3,000,000	3,069,585
TOTAL CORPORATE BONDS (Cost $4,646,528)		5,202,085

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%,
dated 7/31/09, due 8/3/09, collateralized by:
Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $6,820,273. Repurchase proceeds of $6,686,463;
Freddie Mac Giant 15 Year Fixed (Pool #E95616)
valued at $1,330,450. Repurchase proceeds of $1,304,458;
Fannie Mae Conventional Level Pay 15 Year Fixed
(Pool #555611) valued at $746,226. Repurchase proceeds of $731,647;
Fannie Mae Conventional Level Pay 15 Year Fixed
(Pool #676656) valued at $249,141. Repurchase proceeds of $244,273;
Freddie Mac 15 Year Fixed (Pool #2903)
valued at $360,016. Repurchase proceeds of $352,983;
Fannie Mae Conventional Level Pay 15 Year Fixed
(Pool #729590) valued at $1,802,397. Repurchase proceeds of $1,767,185.

(Cost $11,087,000)	11,087,000	11,087,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,087,000)		11,087,000

Total Investments (Cost $400,095,730) - 99.9%		373,832,462
Other Assets in Excess of Liabilities - 0.1%		552,221
TOTAL NET ASSETS - 100.0%		$374,384,683

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 1.3%; Bermuda 1.0%; Finland 1.2%; Japan 3.3%; Netherlands Antilles 0.7%; Netherlands 2.1%; Sweden 1.0%; Switzerland 1.0%
(c)	Affiliated company. See Footnote 1 to the Schedule of Investments.
(d)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2009 was $0 which represented 0.0% of net assets.
(e)	Fair valued security. The aggregate value of fair valued securities as of July 31, 2009 was $0 which represented 0.0% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The accompanying notes are an integral part of these Schedules of Investments.

The Tocqueville Small Cap Fund
Schedule of Investments as of July 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Biotechnology - 3.2%
Alkermes, Inc. (a)	97,100	$1,002,072
Chemicals - 2.8%
Landec Corp. (a)(b)	46,700	295,144
Minerals Technologies, Inc.	13,600	591,192
		886,336
Commercial Services & Supplies - 6.2%
Clean Harbors, Inc. (a)	5,900	307,803
EnergySolutions, Inc.	137,300	1,182,153
TeleTech Holdings, Inc. (a)	27,400	458,128
		1,948,084
Energy Equipment & Services - 10.5%
CARBO Ceramics, Inc.	19,800	825,462
Global Industries Ltd. (a)	106,900	730,127
Oceaneering International, Inc. (a)	11,900	605,948
Tetra Technologies, Inc. (a)	86,600	667,686
Unit Corp. (a)	15,700	497,533
		3,326,756
Food Products - 3.2%
Hain Celestial Group, Inc. (a)	61,100	1,014,871
Health Care Equipment & Supplies - 10.1%
Analogic Corp.	20,300	769,573
Greatbatch, Inc. (a)	39,600	872,784
Thoratec Corp. (a)	30,100	756,714
Wright Medical Group, Inc. (a)	56,500	786,480
		3,185,551
Health Care Providers & Services - 1.0%
Pharmaceutical Product Development, Inc.	15,000	311,550
Health Care Technology - 5.3%
Allscripts- Misys Healthcare Solutions, Inc.	57,800	995,894
IMS Health, Inc.	56,500	678,000
		1,673,894
Household Products - 3.4%
WD-40 Co.	35,300	1,067,119
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. (a)(b)	137,200	329,280
Internet Software & Services - 5.8%
Perficient, Inc. (a)	54,200	399,996
Valueclick, Inc. (a)	56,400	648,600
Websense, Inc. (a)	53,100	785,880
		1,834,476
IT Services - 2.7%
Global Payments, Inc.	14,200	600,660
Lionbridge Technologies, Inc. (a)(b)	120,220	264,484
		865,144
Media - 1.2%
Dreamworks Animation SKG, Inc. (a)	11,600	365,516
Metals & Mining - 2.4%
Brush Engineered Materials, Inc. (a)	35,300	752,949
Pharmaceuticals - 5.7%
King Pharmaceuticals, Inc. (a)	38,200	346,474
Perrigo Co.	21,700	588,938
Salix Pharmaceuticals, Ltd. (a)(b)	72,700	885,486
		1,820,898
Real Estate - 2.2%
The St. Joe Co. (a)	25,000	704,000
Road & Rail - 1.1%
Arkansas Best Corp.	12,700	361,696
Semiconductors & Semiconductor Equipment - 11.2%
Cymer, Inc. (a)	10,300	352,363
FEI Co. (a)	27,200	666,400
Kopin Corp. (a)(b)	177,900	706,263
Silicon Image, Inc. (a)	267,000	654,150
Ultratech, Inc. (a)(b)	99,000	1,179,090
		3,558,266
Software - 15.1%
Aspen Technology, Inc. (a)	114,800	1,136,520
Fair Isaac Corp.	47,200	905,768
Parametric Technology Corp. (a)	79,200	1,022,472
Symyx Technologies (a)(b)	82,800	573,804
TIBCO Software, Inc. (a)	129,350	1,129,226
		4,767,790
Specialty Retail - 3.7%
Bebe Stores, Inc.	83,800	609,226
Tractor Supply Co. (a)	12,000	575,640
		1,184,866
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	9,000	318,690
TOTAL COMMON STOCKS (Cost $32,850,601)		31,279,804

	Principal
SHORT-TERM INVESTMENTS - 0.6%	Amount
Repurchase Agreement - 0.6%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 7/31/09, due 8/3/09, collateralized by:
Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $175,778.
Repurchase proceeds of $172,000.
(Cost $172,000)	$172,000	172,000
TOTAL SHORT-TERM INVESTMENTS (Cost $172,000)		172,000

Total Investments (Cost $33,022,601) - 99.4%		31,451,804
Other Assets in Excess of Liabilities - 0.6%		199,376
TOTAL NET ASSETS - 100.0%		$31,651,180

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated company. See Note 1 to the Schedule of Investments.

The accompanying notes are an integral part of these Schedules of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 89.8%
Australia - 1.5%
BHP Billiton Ltd. - ADR	30,000	$1,888,800
Belgium - 3.5%
Bekaert SA	15,000	1,869,415
Solvay SA	12,000	1,176,209
Umicore	50,000	1,305,568
		4,351,192
Brazil - 3.5%
Petroleo Brasileiro SA - ADR	60,000	2,474,400
Vale SA - ADR	94,000	1,854,620
		4,329,020
Finland - 1.8%
Nokia OYJ - ADR	170,000	2,267,800
France - 14.3%
Cie de Saint-Gobain	55,927	2,267,834
JC Decaux SA (a)	69,000	1,415,680
M6-Metropole Television	120,000	2,398,769
Sanofi-Aventis SA	50,000	3,275,324
Total SA - ADR	51,200	2,849,280
Veolia Environnement - ADR	80,000	2,752,800
Vivendi	110,000	2,826,000
		17,785,687
Germany - 3.5%
Siemens AG - ADR	35,000	2,781,800
Wacker Neuson SE	180,000	1,564,972
		4,346,772
Indonesia - 1.6%
Telekomunikasi Indonesia Tbk PT - ADR	58,000	2,048,560
Ireland - 2.7%
DCC Plc (a)	153,105	3,301,661
Italy - 3.2%
CIR - Compagnie Industriali Riunite SpA (a)	1,500,000	2,843,460
Interpump Group SpA (a)	266,828	1,178,955
		4,022,415
Japan - 21.4%
Amada Co Ltd.	170,000	1,081,532
Bridgestone Corp.	90,000	1,563,646
Canon, Inc. - ADR	70,000	2,591,400
Capcom Co., Ltd.	60,000	1,214,901
Fanuc Ltd.	20,000	1,642,272
Kyoto Kimono Yuzen Co., Ltd.	350,500	3,081,807
MISUMI Group, Inc.	92,500	1,516,169
Mitsubishi UFJ Financial Group Inc. - ADR	214,100	1,327,420
Nintendo Co., Ltd. - ADR	33,000	1,092,960
Nippon Express Co., Ltd.	500,500	2,300,846
Omron Corp.	162,000	2,626,240
SMC Corp.	24,000	2,708,798
Takata Corp.	40,000	702,140
Toyota Motor Corp. - ADR	37,000	3,114,660
		26,564,791
Luxembourg - 1.3%
ArcelorMittal - ADR	45,000	1,621,800
Mexico - 2.5%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	80,000	3,088,000
Netherlands Antilles - 2.1%
Schlumberger Ltd.	50,000	2,675,000
Netherlands - 4.3%
Nutreco Holding NV	30,000	1,288,964
Unilever NV - ADR	147,500	4,012,000
		5,300,964
Singapore - 1.4%
GP Industries Ltd.	7,244,241	1,686,288
Spain - 1.4%
Sol Melia SA	245,000	1,704,081
Switzerland - 6.0%
ABB Ltd. - ADR	75,000	1,371,000
Kudelski SA	150,000	2,832,546
Nestle SA	80,000	3,292,378
		7,495,924
Thailand - 1.1%
BEC World PCL	2,365,100	1,376,109
United Kingdom - 8.9%
Bodycote PLC	1	2
BP PLC - ADR	28,000	1,401,120
Cadbury PLC - ADR	46,400	1,834,192
Cadbury PLC	192,800	1,903,394
Experian PLC	354,413	2,924,630
Invensys PLC	687,400	2,962,535
		11,025,873
United States - 3.8%
Freeport-McMoRan Copper & Gold, Inc.	30,000	1,809,000
Newmont Mining Corp.	70,000	2,894,500
		4,703,500
TOTAL COMMON STOCKS (Cost $118,275,685)		111,584,237
	Principal
	Amount	Value
CONVERTIBLE BONDS - 3.2%
Luxembourg - 2.6%
Kloeckner & Co Finance International SA
1.500%, 07/27/2012	$3,050,000	3,282,963
United States - 0.6%
NII Holdings, Inc.
3.125%, 06/15/2012	825,000	691,969
TOTAL CONVERTIBLE BONDS (Cost $3,093,557)		3,974,932

SHORT TERM INVESTMENTS - 4.9%
Repurchase Agreement - 4.9%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 7/31/09, due 8/3/09, collateralized by:
Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $6,290,633.
Repurchase proceeds of $6,167,005.
(Cost $6,167,000)	6,167,000	6,167,000
TOTAL SHORT TERM INVESTMENTS (Cost $6,167,000)		6,167,000

Total Investments (Cost $127,536,242) - 97.9%		121,726,169
Other Assets in Excess of Liabilities - 2.1%		2,581,810
TOTAL NET ASSETS - 100.0%		$124,307,979

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these Schedules of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 87.7%
Financial Services - 0.3%
Endeavour Financial Corp. (a)	2,000,000	$2,877,698
Gold & Gold Related - 81.9%
Agnico-Eagle Mines Ltd. (b)	252,000	14,754,600
Alamos Gold, Inc. (a)(b)	2,615,100	23,523,155
Allied Nevada Gold Corp. (a)	1,129,848	9,886,170
Andean Resources Ltd. (a)(b)	15,771,500	25,589,594
AngloGold Ashanti Ltd. - ADR (b)	200,000	7,840,000
Aquiline Resources, Inc. (a)(b)	1,333,333	2,500,193
Banro Corp. (a)(b)	4,631,400	9,673,381
Centamin Egypt Ltd. (a)(b)	9,830,000	15,427,662
Cia de Minas Buenaventura SA - ADR (b)	853,600	22,236,280
Comaplex Minerals Corp. (a)(b)(c)	2,839,000	11,068,740
Detour Gold Corp. (a)(b)	280,000	2,570,620
Eldorado Gold Corp. (a)(b)	2,026,800	20,376,184
Electrum Ltd. (a)(b)(d)(e)(f)	2,095,552	11,735,091
European Goldfields Ltd. (a)(b)	4,035,500	12,174,866
Franco-Nevada Corp. (b)	1,435,900	35,855,846
Gold Fields Ltd. (b)	166,249	1,980,634
Gold Fields Ltd. - ADR (b)	1,211,500	14,610,690
Gold Resource Corp. (a)(c)	2,300,797	10,813,746
Goldcorp, Inc. - ADR (b)	1,168,050	44,023,805
Govi Ex IP Holdings, Inc.(a)(d)(e)(f)	1,750,000	71,225
Harmony Gold Mining Co. Ltd. (a)(b)	1	9
IAMGOLD Corp. (a)	4,216,796	44,702,539
International Tower Hill Mines Ltd. (a)(b)(c)	1,993,100	6,919,651
Ivanhoe Australia Ltd. (a)(b)	6,464,000	10,244,700
Ivanhoe Mines Ltd. (a)(b)	4,467,000	36,076,027
Kinross Gold Corp. (b)	239,652	4,727,412
Kinross Gold Corp. - ADR (b)	799,700	15,706,108
Minefinders Corp. (a)(b)	1,041,000	9,305,946
New Gold, Inc. (a)(b)	3,172,500	9,453,446
Newmont Mining Corp.	739,800	30,590,730
Orezone Gold Corp. (a)(b)(c)	2,145,463	1,055,554
Osisko Mining Corp. (a)(b)	6,625,000	42,003,945
Randgold Resources Ltd. - ADR (b)	833,200	51,758,384
Red Back Mining, Inc. (a)(b)	1,245,000	11,568,763
Romarco Minerals, Inc. (a)(b)	15,387,800	13,141,588
Royal Gold, Inc.	691,765	28,417,706
SEMAFO, Inc. (a)(b)	4,900,000	10,370,852
Sino Gold Mining Ltd. (a)(b)	3,333,700	14,749,281
Witwatersrand Consolidated Gold Resources Ltd. (a)(b)	335,000	2,708,924
Yukon-Nevada Gold Corp. (a)(b)(c)	5,700,000	608,494
		640,822,541
Precious Metals & Related - 5.5%
Brilliant Mining Corp. (a)(b)	468,750	69,622
GoviEx Uranium, Inc. (a)(b)(d)(e)(f)	1,750,000	3,428,775
Ivanhoe Nickel & Platinum Ltd. (a)(b)(d)(e)(f)	533,333	2,933,331
PAN American Silver Corp. (a)(b)	61,536	1,203,015
PAN American Silver Corp. - ADR (a)(b)	500,000	9,855,000
Panoramic Resources Ltd. (b)	153,656	354,689
Silver Wheaton Corp. (a)(b)	2,714,875	25,025,490
		42,869,922
TOTAL COMMON STOCKS (Cost $522,627,313)		686,570,161
	Ounces
GOLD BULLION - 12.0%
Gold Bullion - 12.0%
Gold Bullion (a)	98,032	93,522,248
TOTAL GOLD BULLION (Cost $44,609,241)		93,522,248
	Shares
WARRANTS - 0.3%
Financial Services - 0.1%
Endeavour Financial Corp.
Expires 4/02/14, Excercise Price: $2.50 (a)	1,000,000	454,862
Gold & Gold Related - 0.2%
Kinross Gold Corp.
Expires 9/13/13, Excercise Price: CAD $32.00 (a)(b)	108,032	461,311
Minefinders Corp.
Expires 12/31/11, Excercise Price: CAD $5.00 (a)(b)(e)	125,000	351,474
Osisko Mining Corp.
Expires 11/17/09, Exercise Price: CAD $5.45 (a)(b)	600,000	919,006
U.S. Gold Corp.
Expiration: February, 2011, Excercise Price: $11.576 (a)	111,500	22,253
Yukon-Nevada Gold Corp.
Expiration: May, 2012, Excercise Price: $3.000 (a)(b)(c)(e)	4,175,000	-
		1,754,044
TOTAL WARRANTS (Cost $1,314,862)		2,208,906

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreement - 0.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%,
dated 7/31/09, due 8/3/09, collateralized by:
Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $213,609.
Repurchase proceeds of $209,000.
(Cost $209,000)	$209,000	209,000
TOTAL SHORT-TERM INVESTMENTS (Cost $209,000)		209,000

Total Investments (Cost $568,760,416) - 100.0%		782,510,315
Liabilities in Excess of Other Assets - (0.0)%		(230,159)
TOTAL NET ASSETS - 100.0%		$782,280,156

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 8.5%; Canada 54.1%; France 1.5%; Peru 2.8%; South Africa 3.5%; United Kingdom 6.6%
(c)	Affiliated company. See footnote 1.
(d)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2009 was $18,168,422 which represented 2.3% of net assets.
(e)	Fair valued security. The aggregate value of fair valued securities as of July 31, 2009 was $18,519,896 which represented 2.4% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The accompanying notes are an integral part of these Schedules of Investments.

The Tocqueville Trust
Notes to Schedule of Investments
July 31, 2009 (Unaudited)

1. TRANSACTIONS WITH AFFILIATES
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2008 through July 31, 2009.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

The Tocqueville Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2008	Additions	Reductions	at July 31, 2009	Income	Gain/(Loss)	July 31, 2009
Alaska Communication Systems Group, Inc.	750,000	-	(48,200)	701,800	$463,024	$(89,096)	$5,200,338
Emcore Corp. (a)	625,000	-	(400,000)	225,000	-	(3,773,545)	283,500
Emcore Corp. Warrants (a)	39,375	-	-	39,375	-	-	-
					$463,024	$(3,862,641)	$5,483,838

The Tocqueville Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2008	Additions	Reductions	at July 31, 2009	Income	Gain/(Loss)	July 31, 2009
1-800 Flowers.com, Inc.	157,800	9,800	(30,400)	137,200	$-	$(183,627)	$329,280
Emcore Corp. (a)	195,400	-	(195,400)	-	-	(1,769,014)	-
Kopin Corp.	372,500	23,300	(217,900)	177,900	-	(149,350)	706,263
Landec Corp.	57,800	-	(11,100)	46,700	-	(27,211)	295,144
LionBridge Technologies, Inc.	266,100	16,700	(162,580)	120,220	-	(265,227)	264,484
Salix Pharmaceuticals, Ltd.	170,100	7,600	(105,000)	72,700	-	(390,367)	885,486
Symyx Technologies	61,900	26,400	(5,500)	82,800	-	(12,482)	573,804
Ultratech, Inc.	95,700	26,800	(23,500)	99,000	-	(47,076)	1,179,090
					$-	$(2,844,354)	$4,233,551

The Tocqueville Gold Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2008	Additions	Reductions	at July 31, 2009	Income	Gain/(Loss)	July 31, 2009
Comaplex Minerals Corp.	2,839,000	-	-	2,839,000	$-	$-	11,068,740
Euro Resources S.A. (a)	2,900,000	-	(2,900,000)	-	-	128,386	-
Gold Resource Corp.	2,300,797	-	-	2,300,797	-	-	10,813,746
International Tower Hill Mines Ltd.	-	1,993,100	-	1,993,100	-	-	6,919,651
Nevada Copper Corp.	1,000,000	-	(1,000,000)	-	-	(2,244,973)	-
Orezone Gold Corp. (b)	-	2,145,463	-	2,145,463	-	-	1,055,554
Orezone Resources, Inc. (a)(b)	17,163,700	-	(17,163,700)	-	-	-	-
Silverstone Resources Corp. (a)(c)	6,635,000	-	(6,635,000)	-	-	-	-
Troy Resources Nl (a)	2,911,624	-	(2,911,624)	-	-	(3,946,639)	-
Troy Resources Nl Npv (a)	100,000	27,500	(127,500)	-	-	(210,697)	-
Yukon-Nevada Gold Corp.	8,350,000	-	(2,650,000)	5,700,000	-	(4,127,321)	608,494
Yukon-Nevada Gold Corp. Warrants	4,175,000	-	-	4,175,000	-	-	-
					$-	$(10,401,244)	$30,466,185

(a)	Security is no longer an affiliated company at July 31, 2009.
(b)	On February 25, 2009, IAMGOLD acquired Orezone Resources, Inc. As part of the reorganization, shareholders received 0.125 shares of Orezone Gold Corp. for each share of Orezone Resources, Inc.
(c)	On May 26, 2009, Silver Wheaton Corp. acquired Silverstone Resources Corp. Shareholders of Silverstone Resources Corp. received 0.185 shares of Silver Wheaton Corp. for each share held.

2)	Federal Tax Information

The cost basis of investments for federal income tax purposes at July 31, 2009 for The Tocqueville Fund, The Tocqueville Small Cap Fund, The Tocqueville International Value Fund, and The Tocqueville Gold Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Cost of Investments	$400,095,730	$33,022,601	$127,536,242	$568,760,416
Gross unrealized appreciation	$34,846,819	$4,310,730	$13,377,633	$279,233,349
Gross unrealized depreciation	(61,110,087)	(5,881,527)	(19,187,706)	(65,483,450)
Net unrealized appreciation (depreciation)	$(26,263,268)	$(1,570,797)	$(5,810,073)	$213,749,899

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3)	Significant Accounting Policies - FAS 157

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of July 31, 2009, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Total Common Stock	$357,525,828	$-	$-	$357,525,828

Total Warrants	$-	$17,549	$-	$-

Total Corporate Bonds	$-	$5,202,085	$-	$5,202,085

Repurchase Agreement	$-	$11,087,000	$-	$11,087,000

Total Fund	$357,525,828	$16,306,634	$-	$373,832,462

The Tocqueville Small Cap Fund	Level 1	Level 2	Level 3	Total
Total Common Stock	$31,279,804	$-	$-	$31,279,804

Repurchase Agreement	$-	$172,000	$-	$172,000

Total Fund	$31,279,804	$172,000	$-	$31,451,804

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Total Common Stock	$111,584,237	$-	$-	$111,584,237

Total Convertible Bonds	$-	$3,974,932	$-	$3,974,932

Repurchase Agreement	$-	$6,167,000	$-	$6,167,000

Total Fund	$111,584,237	$10,141,932	$-	$121,726,169

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stock
Financial Services	$-	$2,877,698	$-	$2,877,698
Gold	485,593,192	133,178,333	11,806,316	630,577,841
Other Precious Metals	20,524,011	26,228,505	6,362,106	53,114,622
Total Common Stock	$506,117,203	$162,284,536	$18,168,422	$686,570,161

Total Warrants	$-	$2,208,906	$-	$2,208,906

Gold Bullion	$-	$93,522,248	$-	$93,522,248

Repurchase Agreement	$-	$209,000	$-	$209,000

Total Fund	$506,117,203	$258,224,690	$18,168,422	$782,510,315

Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on November 1, 2008 to July 31, 2009:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2008	$-	$-	$-	$14,186,763
Net purchases/(sales)	-	-	-	5,867,546
Realized gains/(losses)	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	(1,885,887)
Transfers in/(out) of level 3	-	-	-	-
Ending Balance - July 31, 2009	$-	$-	$-	$18,168,422

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
                                                                 Robert W. Kleinschmidt, President

Date   September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
                                                                   Robert W. Kleinschmidt, President

Date   September 28, 2009

By (Signature and Title)* /s/ Steven J. Tyrrell
                                                                   Steven J. Tyrrell, Treasurer

Date   September 28, 2009

* Print the name and title of each signing officer under his or her signature.